Financial risk management and financial instruments - Capital Allocation (Details)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Capital allocation
Gearing ratio	114.50%	56.30%	42.20%
Minimum
Capital allocation
Targeted gearing ratio, temporary	55.00%
Targeted gearing ratio	20.00%
Maximum
Capital allocation
Targeted gearing ratio, temporary	65.00%
Targeted gearing ratio	40.00%
Gearing ratio	114.50%